UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Semiannual Report

June 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0811
1.831205.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	.0027%	$ 1,000.00	$ 1,033.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government and U.S. Government Agency Obligations 65.8%	U.S. Government and U.S. Government Agency Obligations † 72.9%
AAA 7.9%	AAA 8.2%
AA 2.7%	AA 2.3%
A 8.3%	A 7.9%
BBB 13.1%	BBB 13.5%
BB and Below 3.4%	BB and Below 3.2%
Not Rated†† 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets*** (1.2)%	Short-Term Investments and Net Other Assets*** (8.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2011
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	5.0	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2011*	As of December 31, 2010**
Corporate Bonds 24.3%	Corporate Bonds 23.9%
U.S. Government and U.S. Government Agency Obligations 65.8%	U.S. Government and U.S. Government Agency Obligations † 72.9%
Asset-Backed Securities 2.6%	Asset-Backed Securities 2.6%
CMOs and Other Mortgage Related Securities 8.0%	CMOs and Other Mortgage Related Securities 8.2%
Municipal Bonds 0.4%	Municipal Bonds 0.3%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets*** (1.2)%	Short-Term Investments and Net Other Assets*** (8.1)%
* Foreign investments 3.3%	** Foreign investments 3.2%
* Futures and Swaps 2.2%	** Futures and Swaps 2.4%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

†† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,600,000	$ 2,816,037
5.875% 1/15/36	5,675,000	5,385,149
		8,201,186
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	1,949,639
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,264,194
5.7% 5/15/18	2,400,000	2,676,442
6.4% 3/1/40	2,884,000	3,086,526
6.45% 3/15/37	1,410,000	1,508,073
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,689,213
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,785,090
6.35% 6/1/40	2,421,000	2,571,434
NBC Universal, Inc.:
3.65% 4/30/15 (c)	1,200,000	1,259,402
5.15% 4/30/20 (c)	3,234,000	3,412,611
6.4% 4/30/40 (c)	3,340,000	3,589,648
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,276,233
News America, Inc.:
6.15% 3/1/37	1,745,000	1,767,650
6.2% 12/15/34	5,840,000	5,964,205
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,772,750
6.2% 7/1/13	7,000,000	7,676,914
6.75% 7/1/18	4,425,000	5,129,022
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,299,519
6.5% 11/15/36	2,337,000	2,491,520
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,333,948
6.75% 10/5/37	935,000	1,029,765
		66,533,798
TOTAL CONSUMER DISCRETIONARY		74,734,984
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,818,098
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,375,176
		4,193,274

	Principal Amount	Value
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	$ 3,890,000	$ 3,787,674
6.302% 6/1/37 (j)	924,000	899,745
		4,687,419
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,927,493
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,464,020
6.125% 2/1/18	3,684,000	4,236,106
6.5% 8/11/17	3,514,000	4,128,623
		16,756,242
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	5,844,906
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,114,650
5.65% 5/16/18	2,751,000	3,091,667
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,192,053
		15,243,276
TOTAL CONSUMER STAPLES		40,880,211
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	3,944,718
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	3,902,000	4,055,286
		8,000,004
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,869,669
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,465,175
ConocoPhillips 5.75% 2/1/19	3,900,000	4,482,621
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,045,099
Duke Capital LLC 6.25% 2/15/13	855,000	920,971
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,598,029
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,766,426
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	355,577
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,344,904
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	2,187,000	2,246,806
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,496,000	1,657,653
6.85% 1/15/40 (c)	5,616,000	6,477,865
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,862,240
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35	$ 5,405,000	$ 5,118,049
6.4% 5/15/37	2,125,000	2,119,719
NGPL PipeCo LLC 6.514% 12/15/12 (c)	2,360,000	2,481,417
Pemex Project Funding Master Trust 0.8529% 12/3/12 (c)(j)	410,000	408,975
Petro-Canada:
6.05% 5/15/18	1,480,000	1,674,826
6.8% 5/15/38	3,485,000	3,930,829
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,676,485
5.75% 1/20/20	5,289,000	5,642,067
6.875% 1/20/40	2,427,000	2,621,160
7.875% 3/15/19	4,277,000	5,153,143
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,262,590
5% 2/1/21	1,191,000	1,210,243
6.125% 1/15/17	1,250,000	1,398,039
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,089,360
5.5% 9/30/14 (c)	2,808,000	3,071,390
5.832% 9/30/16 (c)	1,996,188	2,175,844
6.332% 9/30/27 (c)	2,415,000	2,541,449
6.75% 9/30/19 (c)	1,838,000	2,132,080
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	665,613
4.6% 6/15/21	873,000	861,524
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,302,715
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	712,446
Western Gas Partners LP 5.375% 6/1/21	3,820,000	3,933,645
		107,276,643
TOTAL ENERGY		115,276,647
FINANCIALS - 12.5%
Capital Markets - 2.0%
Bear Stearns Companies, Inc. 5.3% 10/30/15	4,375,000	4,792,751
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,162,619
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,278,555
5.625% 1/15/17	3,000,000	3,174,255
5.95% 1/18/18	755,000	813,396
6.15% 4/1/18	5,954,000	6,476,761

	Principal Amount	Value
6.25% 2/1/41	$ 670,000	$ 675,475
6.75% 10/1/37	3,421,000	3,420,942
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	2,071,000	2,083,940
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,097,589
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,899,133
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,572,376
7.125% 5/15/15	5,585,000	6,281,958
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,921,010
6.4% 8/28/17	1,989,000	2,169,933
6.875% 4/25/18	1,676,000	1,853,441
Morgan Stanley:
4% 7/24/15	3,743,000	3,807,660
4.75% 4/1/14	2,554,000	2,661,503
5.95% 12/28/17	2,100,000	2,256,261
6% 5/13/14	2,392,000	2,604,419
6.625% 4/1/18	10,165,000	11,192,173
		76,196,150
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,480,000	6,675,644
Credit Suisse (Guernsey) Ltd. 5.86% (d)(j)	4,785,000	4,572,068
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,589,831
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (c)(j)	280,110	275,908
Discover Bank:
7% 4/15/20	1,891,000	2,099,061
8.7% 11/18/19	6,339,000	7,642,875
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,884,309
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,170,878
8.25% 3/1/38	4,319,000	5,164,073
Fifth Third Bank 4.75% 2/1/15	487,000	512,462
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,585,000	1,557,263
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,500,862
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,131,297
KeyBank NA:
5.45% 3/3/16	1,618,000	1,754,582
5.8% 7/1/14	2,049,000	2,245,774
6.95% 2/1/28	800,000	882,803
KeyCorp. 5.1% 3/24/21	1,855,000	1,888,010
Korea Development Bank 5.3% 1/17/13	3,805,000	4,005,622
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (j)	269,000	268,493
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 1,796,000	$ 1,892,833
5% 1/17/17	2,918,000	3,155,913
5.25% 9/4/12	1,200,000	1,244,213
Regions Bank:
6.45% 6/26/37	3,952,000	3,698,637
7.5% 5/15/18	2,383,000	2,466,405
Regions Financial Corp.:
5.75% 6/15/15	814,000	801,790
7.75% 11/10/14	2,367,000	2,507,029
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,580,721
SunTrust Banks, Inc. 3.6% 4/15/16	3,163,000	3,192,157
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,727,719
Wachovia Corp. 4.875% 2/15/14	785,000	834,825
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,455,736
3.676% 6/15/16	1,714,000	1,759,987
3.75% 10/1/14	3,750,000	3,950,828
		92,090,608
Consumer Finance - 0.7%
Capital One Financial Corp. 5.7% 9/15/11	1,991,000	2,010,990
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,551,685
2.95% 5/9/16	774,000	777,879
3.5% 6/29/15	799,000	829,769
5.625% 9/15/17	2,420,000	2,670,187
5.625% 5/1/18	9,700,000	10,603,623
5.875% 1/14/38	3,600,000	3,641,645
6.375% 11/15/67 (j)	4,000,000	4,100,000
		27,185,778
Diversified Financial Services - 2.3%
Bank of America Corp. 5.75% 12/1/17	12,290,000	13,059,969
BP Capital Markets PLC:
3.125% 10/1/15	3,694,000	3,790,960
4.742% 3/11/21	3,000,000	3,092,649
Capital One Capital V 10.25% 8/15/39	1,378,000	1,460,680
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,927,061
4.75% 5/19/15	10,152,000	10,732,197
5.5% 4/11/13	1,390,000	1,475,479
6.125% 5/15/18	6,240,000	6,868,187
6.5% 8/19/13	8,073,000	8,778,104
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,223,562
4.625% 5/10/21	10,000,000	9,912,110

	Principal Amount	Value
6.3% 4/23/19	$ 3,920,000	$ 4,415,888
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,844,000	4,015,923
5.35% 4/15/12 (c)	1,700,000	1,739,471
5.5% 1/15/14 (c)	2,405,000	2,583,220
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,125,139
5.15% 3/15/20	1,545,000	1,637,349
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,771,740
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	500,000	504,730
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	1,010,920
		88,125,338
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,064,946
Aon Corp.:
3.125% 5/27/16	1,851,000	1,844,057
3.5% 9/30/15	1,538,000	1,580,155
5% 9/30/20	1,792,000	1,836,223
6.25% 9/30/40	1,150,000	1,197,571
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	453,679
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	3,810,000	3,605,296
Lincoln National Corp. 7% 5/17/66 (j)	4,799,000	4,807,638
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	1,455,000	2,015,808
MetLife, Inc.:
2.375% 2/6/14	2,161,000	2,201,495
4.75% 2/8/21	1,477,000	1,504,638
5.875% 2/6/41	1,140,000	1,145,681
6.75% 6/1/16	3,234,000	3,762,474
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,149,994
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,465,762
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,535,538
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,171,205
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,928,625
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	2,993,471
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,694,176
Prudential Financial, Inc.:
7.375% 6/15/19	1,250,000	1,481,558
8.875% 6/15/38 (j)	4,682,000	5,466,235
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,688,701
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp. 5.75% 5/15/18	$ 1,895,000	$ 2,138,473
Unum Group 5.625% 9/15/20	2,099,000	2,196,610
		69,930,009
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	520,810
Camden Property Trust 5.375% 12/15/13	2,985,000	3,252,465
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,654,000	1,629,599
5.375% 10/15/12	1,764,000	1,815,615
7.5% 4/1/17	1,944,000	2,200,313
Duke Realty LP 4.625% 5/15/13	1,047,000	1,098,142
Equity One, Inc.:
5.375% 10/15/15	455,000	479,788
6% 9/15/17	2,405,000	2,555,988
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,507,182
5.9% 4/1/20	1,046,000	1,145,365
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,231,642
6.25% 6/15/17	4,455,000	4,854,306
UDR, Inc. 5.5% 4/1/14	3,685,000	3,945,898
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	967,932
		27,205,045
Real Estate Management & Development - 2.2%
AMB Property LP 5.9% 8/15/13	2,575,000	2,762,130
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,727,417
6.125% 4/15/20	1,392,000	1,479,954
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	5,357,205
5.75% 4/1/12	1,376,000	1,421,780
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,590,303
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,902,815
5.25% 3/15/21	1,953,000	1,941,552
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,418,777
5.5% 3/1/16	1,270,000	1,371,319
5.625% 8/15/11	3,781,000	3,798,888
5.95% 2/15/17	928,000	1,017,376
6.25% 5/15/13	2,913,000	3,138,484
6.5% 1/15/18	2,445,000	2,717,791
ERP Operating LP:
4.75% 7/15/20	2,827,000	2,864,907

	Principal Amount	Value
5.375% 8/1/16	$ 1,066,000	$ 1,169,079
5.5% 10/1/12	3,560,000	3,745,893
5.75% 6/15/17	5,343,000	5,920,140
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,195,914
5.5% 12/15/16	2,290,000	2,494,021
6.625% 10/1/17	2,673,000	3,063,763
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,870,211
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,318,701
Regency Centers LP:
5.875% 6/15/17	1,827,000	2,024,026
6.75% 1/15/12	2,035,000	2,095,741
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,619,552
5.1% 6/15/15	2,220,000	2,449,828
Tanger Properties LP:
6.125% 6/1/20	3,576,000	3,952,095
6.15% 11/15/15	349,000	389,383
		81,819,045
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.875% 1/5/21	3,450,000	3,618,319
6.5% 8/1/16	3,000,000	3,344,157
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,409,545
		10,372,021
TOTAL FINANCIALS		472,923,994
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,469,551
5.25% 6/15/12	3,016,000	3,137,774
6.25% 6/15/14	1,108,000	1,247,371
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,623,417
		10,478,113
INDUSTRIALS - 0.5%
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,356,055	1,428,876
6.795% 2/2/20	2,152,868	2,128,540
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,824,378	2,880,865
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 1,111,974	$ 1,067,495
8.36% 1/20/19	4,348,022	4,521,943
		12,027,719
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	7,894,015
TOTAL INDUSTRIALS		19,921,734
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,676,084
7.6% 5/15/14	7,213,000	8,362,045
		12,038,129
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,197,131
ArcelorMittal SA 3.75% 3/1/16	996,000	1,006,660
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,554,053
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,521,993
		9,279,837
TOTAL MATERIALS		21,317,966
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
6.3% 1/15/38	364,000	385,468
6.8% 5/15/36	10,939,000	12,230,294
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,570,102
6.45% 6/15/21	5,761,000	5,691,442
7.6% 9/15/39	2,898,000	2,787,528
Sprint Capital Corp. 6.875% 11/15/28	3,000,000	2,850,000
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,084,652
5.25% 10/1/15	192,000	199,525
6.999% 6/4/18	3,792,000	4,145,183
Telefonica Emisiones SAU:
5.462% 2/16/21	2,456,000	2,491,607
5.855% 2/4/13	1,438,000	1,524,691
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,508,352
6.25% 4/1/37	1,380,000	1,464,441

	Principal Amount	Value
6.9% 4/15/38	$ 2,420,000	$ 2,776,108
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,143,666
		43,853,059
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.125% 5/1/12	1,130,000	1,198,070
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,113,320
5.875% 10/1/19	4,711,000	5,221,724
6.35% 3/15/40	1,471,000	1,547,364
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,257,175
Vodafone Group PLC 5% 12/16/13	2,775,000	3,018,773
		17,356,426
TOTAL TELECOMMUNICATION SERVICES		61,209,485
UTILITIES - 2.7%
Electric Utilities - 1.4%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,092,947
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,672,763
AmerenUE 6.4% 6/15/17	3,819,000	4,424,369
Commonwealth Edison Co. 1.625% 1/15/14	4,011,000	4,038,187
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,580,000	2,556,734
6.4% 9/15/20 (c)	5,907,000	6,106,409
Edison International 3.75% 9/15/17	2,401,000	2,410,398
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	941,842
6% 2/2/18 (c)	1,864,000	1,723,859
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,074,887
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,061,772
6.05% 8/15/21	3,013,000	3,239,912
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	2,670,000	2,604,225
3.75% 11/15/20 (c)	525,000	494,521
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,691,675
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,255,692
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,547,269
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,318,069
5.625% 1/15/16	2,000,000	2,254,138
		54,509,668
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (c)	$ 1,182,000	$ 1,161,704
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,537,070
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,377,294
6.5% 5/1/18	2,640,000	2,977,115
		11,891,479
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,472,996
Dominion Resources, Inc.:
6.25% 6/30/12	1,938,000	2,039,175
6.3% 9/30/66 (j)	9,626,000	9,397,383
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	3,053,693
6.5% 9/15/37	1,334,000	1,503,960
National Grid PLC 6.3% 8/1/16	4,181,000	4,800,281
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,269,374
5.45% 9/15/20	613,000	645,221
5.95% 6/15/41	3,834,000	3,755,576
6.25% 12/15/40	837,000	857,629
6.4% 3/15/18	2,760,000	3,125,085
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	1,426,000	1,434,913
		36,355,286
TOTAL UTILITIES		103,918,137
TOTAL NONCONVERTIBLE BONDS (Cost $856,866,677)		920,661,271
U.S. Government and Government Agency Obligations - 29.4%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.375% 12/28/12	5,510,000	5,510,446
0.5% 8/9/13	12,915,000	12,895,834
0.75% 2/26/13	1,716,000	1,724,590
1.125% 6/27/14	382,000	384,008
1.75% 2/22/13	20,000,000	20,413,740
2.5% 5/15/14	1,167,000	1,217,877
2.75% 3/13/14	1,840,000	1,935,073
5% 2/16/12	2,860,000	2,943,569

	Principal Amount	Value
Freddie Mac:
0.75% 3/28/13	$ 942,000	$ 946,672
1% 7/30/14	2,084,000	2,080,849
1% 8/27/14	1,511,000	1,509,005
1.125% 7/27/12	600,000	604,819
1.75% 6/15/12	4,185,000	4,242,644
2.125% 3/23/12	204,000	206,693
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,549,969
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	250,000	250,496
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,416,284
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	2,679,922	2,917,128
2.125% 2/15/40 (g)	27,194,488	29,606,861
2.5% 1/15/29	8,378,480	9,746,707
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	39,661,907	41,232,393
1.375% 1/15/20	59,836,442	64,235,506
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		147,738,595
U.S. Treasury Obligations - 23.9%
U.S. Treasury Bonds:
4.375% 5/15/41	70,329,000	70,229,836
4.75% 2/15/41	47,758,000	50,765,274
U.S. Treasury Notes:
1.5% 6/30/16	95,588,000	94,363,518
2.25% 1/31/15	42,293,000	43,984,720
2.375% 8/31/14	115,000,000	120,291,840
2.375% 9/30/14	60,000,000	62,775,000
2.5% 4/30/15	40,000,000	41,934,360
2.625% 7/31/14 (g)	265,000,000	279,243,729
3.125% 5/15/21	132,019,000	131,545,052
3.625% 2/15/21	11,497,000	11,978,437
TOTAL U.S. TREASURY OBLIGATIONS		907,111,766
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,085,132,013)		1,114,266,645
U.S. Government Agency - Mortgage Securities - 36.1%
	Principal Amount	Value
Fannie Mae - 23.3%
1.795% 9/1/33 (j)	$ 724,913	$ 746,360
1.813% 5/1/34 (j)	1,332,161	1,367,841
2.053% 10/1/33 (j)	50,191	52,442
2.065% 7/1/35 (j)	46,536	48,574
2.175% 3/1/35 (j)	19,809	20,789
2.291% 10/1/33 (j)	1,079,619	1,120,076
2.457% 3/1/35 (j)	64,738	67,800
2.504% 8/1/36 (j)	1,915,382	2,016,260
2.534% 7/1/34 (j)	58,694	60,868
2.538% 7/1/35 (j)	127,499	133,399
2.549% 2/1/36 (j)	1,357,279	1,422,865
2.553% 10/1/33 (j)	95,570	100,334
2.584% 6/1/36 (j)	110,584	115,406
2.605% 11/1/36 (j)	1,422,498	1,491,363
2.652% 5/1/36 (j)	477,889	502,482
2.7% 12/1/35 (j)	552,653	580,204
2.714% 5/1/35 (j)	241,541	254,820
2.884% 9/1/36 (j)	1,205,940	1,274,742
3.481% 7/1/37 (j)	243,872	256,200
3.5% 9/1/25 to 3/1/41	69,989,249	69,026,101
3.5% 7/1/41 (e)(f)	32,000,000	30,560,730
3.691% 5/1/40 (j)	1,898,908	1,990,194
3.697% 5/1/40 (j)	2,260,653	2,369,954
3.789% 6/1/40 (j)	1,976,491	2,073,431
3.972% 11/1/39 (j)	1,692,728	1,783,285
4% 2/1/35 to 6/1/41	109,151,009	109,214,631
4% 7/1/41 (e)	25,000,000	24,970,895
4.5% 6/1/24 to 5/1/41	159,267,799	165,192,120
4.5% 7/1/26 (e)	8,800,000	9,325,327
4.5% 7/1/41 (e)	18,000,000	18,605,297
5% 2/1/18 to 3/1/41 (f)	143,349,564	152,901,694
5% 7/1/26 (e)(f)	700,000	750,964
5% 7/1/41 (e)(f)	11,800,000	12,527,030
5% 7/1/41 (e)(f)	6,700,000	7,112,805
5.5% 11/1/17 to 3/1/39 (f)	96,129,299	104,441,077
6% 6/1/14 to 9/1/39	123,744,964	136,086,837
6% 7/1/41 (e)	10,500,000	11,534,776
6.5% 6/1/13 to 2/1/36	5,674,755	6,241,557
7% 3/1/15 to 8/1/32	1,831,347	2,075,239
7.5% 7/1/16 to 11/1/31	1,524,800	1,731,307
8% 1/1/30 to 5/1/30	47,777	54,876
8.5% 3/1/25 to 6/1/25	849	982
TOTAL FANNIE MAE		882,203,934

	Principal Amount	Value
Freddie Mac - 5.1%
2.155% 4/1/35 (j)	$ 884,066	$ 930,194
2.357% 3/1/36 (j)	185,180	191,264
2.499% 1/1/35 (j)	245,048	256,815
2.92% 11/1/35 (j)	440,766	466,160
2.942% 3/1/33 (j)	18,152	19,167
3.281% 10/1/35 (j)	160,212	170,826
3.801% 4/1/40 (j)	1,866,041	1,955,352
4% 7/1/41 (e)	1,000,000	997,898
4.5% 7/1/25 to 4/1/41	48,015,811	49,711,099
4.5% 7/1/41 (e)	12,900,000	13,313,640
5% 1/1/38 to 9/1/40	29,843,595	31,747,161
5.5% 1/1/38 to 1/1/40	68,305,472	73,775,107
5.5% 7/1/41 (e)(f)	8,000,000	8,637,308
5.5% 7/1/41 (e)(f)	4,500,000	4,858,486
6% 4/1/32 to 8/1/37	6,572,436	7,248,931
7.5% 5/1/17 to 11/1/31	151,074	172,446
8% 7/1/17 to 5/1/27	25,665	29,157
8.5% 3/1/20 to 1/1/28	133,525	152,882
TOTAL FREDDIE MAC		194,633,893
Ginnie Mae - 7.7%
3.5% 7/1/41 (e)	13,800,000	13,381,688
4% 1/15/25 to 10/20/25	21,629,236	22,786,252
4% 7/1/41 (e)	8,500,000	8,650,807
4.5% 3/15/39 to 4/20/41	43,851,733	46,315,870
4.5% 7/1/41 (e)(f)	19,000,000	20,033,767
4.5% 7/1/41 (e)(f)	7,000,000	7,380,862
4.5% 7/1/41 (e)(f)	14,000,000	14,761,723
4.5% 7/1/41 (e)(f)	3,000,000	3,163,226
4.5% 7/1/41 (e)(f)	14,000,000	14,761,723
4.5% 7/1/41 (e)(f)	6,000,000	6,326,453
4.5% 7/1/41 (e)	10,000,000	10,544,088
4.5% 7/1/41 (e)(f)	7,000,000	7,380,862
4.5% 7/1/41 (e)	20,000,000	21,022,552
4.5% 7/1/41 (e)	3,000,000	3,153,383
4.5% 7/1/41 (e)	10,000,000	10,511,276
5% 3/15/38 to 11/15/40	21,440,546	23,319,317
5% 7/1/41 (e)	16,000,000	17,334,302
5% 7/1/41 (e)	8,500,000	9,208,848
5% 7/1/41 (e)	17,000,000	18,417,696
6% 3/15/29 to 11/15/34	6,560,645	7,340,849
6.5% 10/15/34 to 11/15/35	406,878	462,785
7% 1/15/28 to 7/15/32	2,988,890	3,427,678
7.5% 4/15/22 to 10/15/28	765,598	876,987
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 2/15/17 to 9/15/30	$ 93,901	$ 107,614
8.5% 12/15/16 to 3/15/30	12,395	14,009
TOTAL GINNIE MAE		290,684,617
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,356,239,723)		1,367,522,444
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6558% 4/25/35 (j)	548,349	387,936
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9358% 3/25/34 (j)	5,177	5,148
Series 2005-HE2 Class M2, 0.6358% 4/25/35 (j)	52,254	50,400
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.6871% 6/15/32 (c)(j)	2,669,096	1,254,475
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,486,365	1,500,038
Class A4, 3% 10/15/15 (c)	1,600,000	1,650,823
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,433,357
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,525,285
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,497,557
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,191,195
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,766,119
AmeriCredit Automobile Receivables Trust:
Series 2008-AF Class A3, 5.68% 12/12/12 (FSA Insured)	101,707	101,720
Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,670,129
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.8858% 12/25/33 (j)	31,599	25,539
Series 2004-R2 Class M3, 0.7358% 4/25/34 (j)	47,022	13,521

	Principal Amount	Value
Series 2004-R8 Class M9, 2.9358% 9/25/34 (j)	$ 127,968	$ 824
Series 2005-R2 Class M1, 0.6358% 4/25/35 (j)	727,000	630,612
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.974% 3/25/34 (j)	16,878	12,693
Series 2004-W11 Class M2, 0.8858% 11/25/34 (j)	198,000	171,667
Series 2004-W7 Class M1, 0.7358% 5/25/34 (j)	209,000	160,619
Series 2006-W4 Class A2C, 0.3458% 5/25/36 (j)	482,747	139,029
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0108% 4/25/34 (j)	940,000	759,925
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,190,992
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,050,000	5,057,250
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (j)	514,931	453,783
C-BASS Trust Series 2006-CB7 Class A2, 0.2458% 10/25/36 (j)	9,894	9,845
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,278,714
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,773,821
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.4858% 7/25/36 (j)	402,000	22,385
Series 2007-RFC1 Class A3, 0.3258% 12/25/36 (j)	635,000	194,252
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,308,792
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,797,618
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4626% 3/25/32 (MGIC Investment Corp. Insured) (j)	40,946	16,076
Series 2004-3 Class M4, 1.1558% 4/25/34 (j)	56,336	27,714
Series 2004-4 Class M2, 0.9808% 6/25/34 (j)	207,174	117,574
Series 2005-3 Class MV1, 0.6058% 8/25/35 (j)	234,899	226,486
Series 2005-AB1 Class A2, 0.3958% 8/25/35 (j)	22,552	22,305
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6598% 5/28/35 (j)	$ 13,702	$ 9,962
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.3608% 8/25/34 (j)	102,000	59,388
Series 2006-3 Class 2A3, 0.3458% 11/25/36 (j)	1,585,000	538,044
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0108% 3/25/34 (j)	5,606	2,236
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	5,190,000	5,194,100
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	1,364,451	1,376,592
Class A4, 2.98% 8/15/14	1,800,000	1,858,196
Series 2010-B Class A3, 0.98% 10/15/14	3,550,000	3,564,498
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,594,098
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.6758% 1/25/35 (j)	334,000	142,788
Class M4, 0.8658% 1/25/35 (j)	128,000	34,636
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (c)(j)	829,000	489,110
GE Business Loan Trust Series 2003-1 Class A, 0.6171% 4/15/31 (c)(j)	84,248	78,519
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	145,811	39,983
Class M1, 0.8358% 6/25/34 (j)	772,000	524,687
Series 2007-HE1 Class M1, 0.4358% 3/25/47 (j)	289,000	16,525
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7358% 9/25/46 (c)(j)	538,000	107,600
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4758% 8/25/33 (j)	259,194	213,659
Series 2003-5 Class A2, 0.8858% 12/25/33 (j)	11,595	8,440
Series 2005-5 Class 2A2, 0.4358% 11/25/35 (j)	21,909	21,511
Series 2006-1 Class 2A3, 0.4108% 4/25/36 (j)	280,229	275,111
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4758% 3/20/36 (j)	238,218	202,665

	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3758% 1/25/37 (j)	$ 436,000	$ 155,980
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	1,631,442	1,643,314
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3158% 11/25/36 (j)	438,000	355,551
Class MV1, 0.4158% 11/25/36 (j)	356,000	234,907
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5765% 12/27/29 (j)	234,881	201,997
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2658% 6/25/34 (j)	31,756	22,408
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4458% 10/25/36 (j)	158,000	9,042
Series 2007-HE1 Class M1, 0.4858% 5/25/37 (j)	249,000	12,918
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1608% 7/25/34 (j)	32,638	22,494
Series 2006-FM1 Class A2B, 0.2958% 4/25/37 (j)	557,402	416,978
Series 2006-OPT1 Class A1A, 0.4458% 6/25/35 (j)	536,316	391,281
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5258% 8/25/34 (j)	20,187	15,472
Series 2004-NC8 Class M6, 1.4358% 9/25/34 (j)	105,683	45,272
Series 2005-NC1 Class M1, 0.6258% 1/25/35 (j)	141,000	97,009
National Collegiate Student Loan Trust Series 2006-4 Class A1, 0.2158% 3/25/25 (j)	17,032	17,009
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.6958% 9/25/35 (j)	503,000	285,054
Series 2005-D Class M2, 0.6558% 2/25/36 (j)	105,000	31,397
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,145,990
Ocala Funding LLC Series 2006-1A Class A, 1.5858% 3/20/11 (a)(c)(j)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4358% 9/25/34 (j)	188,000	116,826
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M4, 1.6358% 9/25/34 (j)	$ 241,000	$ 66,970
Series 2005-WCH1:
Class M2, 0.7058% 1/25/36 (j)	1,972,000	1,854,769
Class M3, 0.7458% 1/25/36 (j)	168,000	116,019
Class M4, 1.0158% 1/25/36 (j)	520,000	339,840
Series 2005-WHQ2 Class M7, 1.4358% 5/25/35 (j)	1,251,000	10,266
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2558% 2/25/37 (j)	44,977	44,776
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9858% 4/25/33 (j)	1,796	1,535
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9808% 3/25/35 (j)	517,272	414,322
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3458% 3/20/19 (FGIC Insured) (c)(j)	191,987	183,054
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (j)	448,000	178,713
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3358% 9/25/34 (j)	24,496	10,736
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0458% 9/25/34 (j)	10,148	7,577
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	5,630,000	5,642,666
WaMu Master Note Trust Series 2006-C2A Class C2, 0.6871% 8/15/15 (c)(j)	2,465,000	2,463,389
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (c)(j)	630,180	390,712
TOTAL ASSET-BACKED SECURITIES (Cost $101,190,725)		98,746,499
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (j)	485,000	215,839
Class C, 5.6578% 4/10/49 (j)	1,290,000	516,944
Class D, 5.6578% 4/10/49 (j)	650,000	228,601

	Principal Amount	Value
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.7465% 3/25/34 (j)	$ 20,048	$ 17,256
Series 2005-E Class 2A7, 2.8654% 6/25/35 (j)	2,680,000	2,087,688
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7458% 1/25/35 (j)	732,316	581,178
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9295% 2/25/37 (j)	379,889	364,458
Series 2007-A2 Class 2A1, 3.0617% 7/25/37 (j)	208,941	196,802
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.091% 12/10/49 (j)	7,310,000	7,628,768
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3725% 8/25/34 (j)	2,198,074	2,191,128
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8964% 11/25/34 (j)	725,316	658,464
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (c)(j)	338,932	338,782
Class C2, 0.7455% 10/18/54 (c)(j)	113,426	113,018
Class M2, 0.5255% 10/18/54 (c)(j)	194,877	194,761
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (c)(j)	863,000	854,382
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3858% 12/20/54 (c)(j)	2,117,000	1,217,275
Series 2006-2 Class C1, 0.6558% 12/20/54 (j)	1,885,000	1,083,875
Series 2006-3 Class C2, 0.6858% 12/20/54 (j)	396,000	227,700
Series 2006-4:
Class B1, 0.2758% 12/20/54 (j)	1,059,000	878,970
Class C1, 0.5658% 12/20/54 (j)	647,000	372,025
Class M1, 0.3558% 12/20/54 (j)	279,000	202,833
Series 2007-1:
Class 1C1, 0.7858% 12/20/54 (j)	654,000	376,050
Class 1M1, 0.4858% 12/20/54 (j)	425,000	308,975
Class 2C1, 1.1458% 12/20/54 (j)	298,000	171,350
Class 2M1, 0.6858% 12/20/54 (j)	546,000	396,942
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.6153% 12/17/54 (j)	$ 757,000	$ 435,275
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (j)	151,584	107,056
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7426% 4/25/35 (j)	1,031,329	857,117
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4058% 5/19/35 (j)	125,979	80,140
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	6,230,000	6,543,648
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6022% 12/25/34 (j)	698,286	637,135
Series 2006-A2 Class 5A1, 2.9693% 11/25/33 (j)	831,000	775,394
Series 2007-A1 Class 1A1, 3.0062% 7/25/35 (j)	2,041,241	1,886,110
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3958% 5/25/47 (j)	326,929	221,152
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3558% 2/25/37 (j)	490,304	328,637
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.377% 6/15/22 (c)(j)	449,000	423,183
Class D, 0.387% 6/15/22 (c)(j)	173,000	162,188
Class E, 0.397% 6/15/22 (c)(j)	276,000	255,990
Class F, 0.427% 6/15/22 (c)(j)	498,000	456,915
Class G, 0.497% 6/15/22 (c)(j)	103,000	92,443
Class H, 0.517% 6/15/22 (c)(j)	207,000	182,160
Class J, 0.557% 6/15/22 (c)(j)	242,000	210,540
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	4,570,000	4,803,749
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4758% 7/25/35 (j)	754,482	596,723
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.4858% 3/25/37 (j)	861,000	56,479
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.7961% 10/25/35 (j)	1,469,441	1,223,324
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5396% 7/10/35 (c)(j)	268,565	210,823

	Principal Amount	Value
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 51,977	$ 55,185
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6358% 6/25/33 (c)(j)	77,304	71,274
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	13,275	9,531
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3948% 9/25/36 (j)	1,153,000	854,152
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 3.498% 6/25/34 (j)	597,750	573,971
Series 2005-AR10 Class 2A2, 2.795% 6/25/35 (j)	2,549,562	2,475,605
Series 2005-AR12:
Class 2A5, 2.7732% 7/25/35 (j)	3,520,255	3,220,868
Class 2A6, 2.7732% 7/25/35 (j)	3,298,220	3,003,792
Series 2005-AR3 Class 2A1, 2.8609% 3/25/35 (j)	682,751	609,634
TOTAL PRIVATE SPONSOR		52,844,257
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,601,632	1,774,181
Series 1999-57 Class PH, 6.5% 12/25/29	1,155,504	1,302,701
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	166,460	180,541
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,741,617
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	325,427	340,767
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	4,056,827	4,378,959
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.0867% 6/16/37 (j)(l)	136,396	247,146
TOTAL U.S. GOVERNMENT AGENCY		10,965,912
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,369,629)		63,810,169
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8313% 2/14/43 (j)	$ 1,435,000	$ 1,503,311
Class A3, 6.8813% 2/14/43 (j)	1,545,000	1,643,448
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7159% 5/10/45 (j)	2,097,405	2,236,626
Series 2006-5:
Class A2, 5.317% 9/10/47	8,121,350	8,234,973
Class A3, 5.39% 9/10/47	1,985,000	2,053,649
Series 2007-3 Class A3, 5.6243% 6/10/49 (j)	6,100,000	6,439,912
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	864,494	866,925
Series 2007-1 Class A2, 5.381% 1/15/49	1,517,709	1,529,174
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,905,589
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.6571% 3/15/22 (c)(j)	217,000	211,033
Class G, 0.7171% 3/15/22 (c)(j)	141,000	131,483
Series 2006-BIX1:
Class F, 0.4971% 10/15/19 (c)(j)	558,000	523,125
Class G, 0.5171% 10/15/19 (c)(j)	380,000	342,950
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.5458% 4/25/34 (c)(j)	478,948	418,475
Class B, 2.0858% 4/25/34 (c)(j)	37,639	22,323
Class M1, 0.7458% 4/25/34 (c)(j)	30,669	23,316
Class M2, 1.3858% 4/25/34 (c)(j)	27,482	19,881
Series 2004-2:
Class A, 0.6158% 8/25/34 (c)(j)	380,090	325,787
Class M1, 0.7658% 8/25/34 (c)(j)	61,387	43,016
Series 2004-3:
Class A1, 0.5558% 1/25/35 (c)(j)	763,472	663,282
Class A2, 0.6058% 1/25/35 (c)(j)	99,380	85,958

	Principal Amount	Value
Class M1, 0.6858% 1/25/35 (c)(j)	$ 101,718	$ 72,177
Class M2, 1.1858% 1/25/35 (c)(j)	65,766	44,835
Series 2005-2A:
Class A1, 0.4958% 8/25/35 (c)(j)	414,399	345,783
Class M1, 0.6158% 8/25/35 (c)(j)	30,726	19,982
Class M2, 0.6658% 8/25/35 (c)(j)	50,536	30,063
Class M3, 0.6858% 8/25/35 (c)(j)	27,896	15,947
Series 2005-3A:
Class A1, 0.5058% 11/25/35 (c)(j)	228,313	188,246
Class A2, 0.5858% 11/25/35 (c)(j)	147,939	122,525
Series 2005-4A:
Class A2, 0.5758% 1/25/36 (c)(j)	827,979	690,805
Class M1, 0.6358% 1/25/36 (c)(j)	173,242	115,653
Class M2, 0.6558% 1/25/36 (c)(j)	52,263	31,882
Class M3, 0.6858% 1/25/36 (c)(j)	75,975	43,838
Series 2006-1 Class A2, 0.5458% 4/25/36 (c)(j)	81,460	67,143
Series 2006-2A:
Class A1, 0.4158% 7/25/36 (c)(j)	813,949	647,232
Class A2, 0.4658% 7/25/36 (c)(j)	73,471	57,320
Class M1, 0.4958% 7/25/36 (c)(j)	77,144	49,700
Class M2, 0.5158% 7/25/36 (c)(j)	54,578	32,712
Class M6, 0.7258% 7/25/36 (c)(j)	55,628	22,904
Series 2006-3A:
Class M5, 0.6658% 10/25/36 (c)(j)	66,881	16,051
Class M6, 0.7458% 10/25/36 (c)(j)	130,607	24,162
Series 2006-4A:
Class A1, 0.4158% 12/25/36 (c)(j)	482,528	376,372
Class A2, 0.4558% 12/25/36 (c)(j)	1,075,402	795,798
Class M1, 0.4758% 12/25/36 (c)(j)	77,928	33,759
Series 2007-1:
Class A2, 0.4558% 3/25/37 (c)(j)	204,700	136,126
Class B3, 3.5358% 3/25/37 (c)(j)	95,419	5,248
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.4558% 7/25/37 (c)(j)	$ 191,399	$ 141,748
Class A2, 0.5058% 7/25/37 (c)(j)	179,149	108,458
Class B1, 1.7858% 7/25/37 (c)(j)	168,431	14,654
Class B2, 2.4358% 7/25/37 (c)(j)	145,463	8,626
Class B3, 3.5358% 7/25/37 (c)(j)	164,603	6,796
Class M2, 0.5958% 7/25/37 (c)(j)	99,527	24,557
Class M3, 0.6758% 7/25/37 (c)(j)	99,527	19,231
Class M4, 0.8358% 7/25/37 (c)(j)	210,539	33,379
Class M5, 0.9358% 7/25/37 (c)(j)	187,571	26,070
Class M6, 1.1858% 7/25/37 (c)(j)	233,507	26,678
Series 2007-3:
Class A2, 0.4758% 7/25/37 (c)(j)	297,587	202,147
Class B1, 1.1358% 7/25/37 (c)(j)	137,540	18,534
Class B2, 1.7858% 7/25/37 (c)(j)	480,765	48,022
Class B3, 4.1858% 7/25/37 (c)(j)	168,475	8,451
Class M1, 0.4958% 7/25/37 (c)(j)	121,910	46,035
Class M2, 0.5258% 7/25/37 (c)(j)	128,162	40,195
Class M3, 0.5558% 7/25/37 (c)(j)	280,082	73,179
Class M4, 0.6858% 7/25/37 (c)(j)	442,629	101,819
Class M5, 0.7858% 7/25/37 (c)(j)	165,673	33,187
Class M6, 0.9858% 7/25/37 (c)(j)	125,036	21,211
Series 2007-4A:
Class B1, 2.7358% 9/25/37 (c)(j)	237,336	7,120
Class B2, 3.6358% 9/25/37 (c)(j)	1,159,673	34,790
Class M4, 1.7858% 9/25/37 (c)(j)	764,386	61,151
Class M5, 1.9358% 9/25/37 (c)(j)	764,386	53,507
Class M6, 2.1358% 9/25/37 (c)(j)	764,386	38,219
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,372,593	55,178

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6271% 3/15/19 (c)(j)	$ 284,000	$ 282,459
Class H, 0.8371% 3/15/19 (c)(j)	191,000	179,523
Class J, 1.0371% 3/15/19 (c)(j)	143,000	117,624
Series 2007-BBA8:
Class D, 0.4371% 3/15/22 (c)(j)	147,000	135,166
Class E, 0.4871% 3/15/22 (c)(j)	763,000	694,643
Class F, 0.5371% 3/15/22 (c)(j)	468,000	417,160
Class G, 0.5871% 3/15/22 (c)(j)	120,000	103,541
Class H, 0.7371% 3/15/22 (c)(j)	147,000	123,695
Class J, 0.8871% 3/15/22 (c)(j)	147,000	114,323
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,095,049
Series 2007-PW16:
Class B, 5.716% 6/11/40 (c)(j)	1,405,000	775,527
Class C, 5.716% 6/11/40 (c)(j)	1,170,000	534,625
Class D, 5.716% 6/11/40 (c)(j)	1,170,000	490,112
C-BASS Trust floater Series 2006-SC1 Class A, 0.4558% 5/25/36 (c)(j)	288,572	216,779
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5196% 8/15/21 (c)(j)	156,000	151,244
Class H, 0.5596% 8/15/21 (c)(j)	125,000	115,000
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,135,257
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	3,773,976	3,769,587
Series 2007-FL3A Class A2, 0.3271% 4/15/22 (c)(j)	2,595,000	2,471,709
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,140,686
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,255,008
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.4971% 4/15/17 (c)(j)	$ 335,000	$ 301,500
Class E, 0.5571% 4/15/17 (c)(j)	107,000	94,695
Class F, 0.5971% 4/15/17 (c)(j)	60,000	50,700
Class G, 0.7371% 4/15/17 (c)(j)	60,000	49,800
Class H, 0.8071% 4/15/17 (c)(j)	60,000	45,600
Class J, 1.0371% 4/15/17 (c)(j)	46,000	28,520
Series 2005-FL11:
Class F, 0.6371% 11/15/17 (c)(j)	65,513	59,617
Class G, 0.6871% 11/15/17 (c)(j)	45,227	40,026
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,775,000
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,127,124
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	3,858,258	3,900,088
Series 2007-C3 Class A4, 5.7159% 6/15/39 (j)	3,750,000	3,967,926
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,567,008
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,915,133
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	524,915	530,237
Class A4, 4.75% 1/15/37	3,035,000	3,203,615
Series 1997-C2 Class D, 7.27% 1/17/35	11,705	11,715
Series 2001-CKN5 Class AX, 1.9052% 9/15/34 (c)(j)(k)	10,239,215	6,200
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	248,932
Series 2006-C1 Class A3, 5.5396% 2/15/39 (j)	2,756,218	2,908,003
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3371% 2/15/22 (c)(j)	3,470,000	3,157,700
Class C:
0.3571% 2/15/22 (c)(j)	657,000	591,300
0.4571% 2/15/22 (c)(j)	234,000	201,240
Class F, 0.5071% 2/15/22 (c)(j)	469,000	393,960

	Principal Amount	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 4,470,000	$ 4,771,103
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3802% 11/5/21 (c)(j)	3,490,000	3,217,976
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,408,983
Series 2006-GG7 Class A3, 5.881% 7/10/38 (j)	3,460,000	3,650,606
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5602% 6/6/20 (c)(j)	1,821,615	1,669,737
Class F, 0.6302% 6/6/20 (c)(j)	294,000	263,240
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(j)	1,335,000	1,318,521
Class D, 2.3636% 3/6/20 (c)(j)	400,000	395,157
Class E, 2.6688% 3/6/20 (c)(j)	670,000	662,441
Class F, 2.8433% 3/6/20 (c)(j)	335,000	330,629
Class G, 3.0177% 3/6/20 (c)(j)	165,000	162,942
Class H, 3.5846% 3/6/20 (c)(j)	275,000	272,758
Class J, 4.4568% 3/6/20 (c)(j)	395,000	393,620
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,745,046
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,867,493	1,867,004
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	4,881,941	5,009,006
Class A4, 5.8074% 8/10/45 (j)	2,280,000	2,447,809
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.4796% 12/12/44 (j)	4,625,000	4,739,960
Series 2005-LDP3 Class A3, 4.959% 8/15/42	3,938,746	4,071,794
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.4671% 11/15/18 (c)(j)	$ 89,312	$ 81,274
Class F, 0.5171% 11/15/18 (c)(j)	133,968	119,231
Class G, 0.5471% 11/15/18 (c)(j)	116,714	100,374
Class H, 0.6871% 11/15/18 (c)(j)	89,332	73,252
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	4,707,682	4,824,779
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,070,070
Series 2007-CB19:
Class B, 5.7416% 2/12/49 (j)	755,000	386,585
Class C, 5.7416% 2/12/49 (j)	1,971,000	915,957
Class D, 5.7416% 2/12/49 (j)	2,075,000	825,030
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	639,526
Class CS, 5.466% 1/15/49 (j)	745,000	275,758
Class ES, 5.5411% 1/15/49 (c)(j)	4,663,000	620,107
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9608% 7/15/44 (j)	3,733,000	4,057,219
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	732,358	733,189
Series 2006-C1 Class A2, 5.084% 2/15/31	451,987	454,722
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	1,485,013	1,487,624
Series 2006-C7 Class A1, 5.279% 11/15/38	59,812	59,969
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	172,053	173,079
Class A3, 5.398% 2/15/40	5,000,000	5,175,875
Class A4, 5.424% 2/15/40	8,620,000	9,290,355
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,241,641
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,811,760
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5271% 9/15/21 (c)(j)	402,971	346,555
Class G, 0.5471% 9/15/21 (c)(j)	795,609	652,400
Class H, 0.5871% 9/15/21 (c)(j)	204,773	163,819

	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	$ 99,483	$ 100,063
Series 2005-MCP1 Class A2, 4.556% 6/12/43	499,788	505,129
Series 2007-C1 Class A4, 5.8262% 6/12/50 (j)	3,796,000	4,140,717
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,429,649
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	4,115,725
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,922,826
Series 2007-7 Class B, 5.7436% 6/12/50 (j)	770,000	215,215
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.387% 7/15/19 (c)(j)	113,478	62,413
Series 2007-XCLA Class A1, 0.387% 7/17/17 (c)(j)	376,461	353,873
Series 2007-XLFA:
Class D, 0.377% 10/15/20 (c)(j)	235,000	209,580
Class E, 0.437% 10/15/20 (c)(j)	294,000	259,892
Class F, 0.487% 10/15/20 (c)(j)	176,000	146,051
Class G, 0.527% 10/15/20 (c)(j)	218,000	169,820
Class H, 0.617% 10/15/20 (c)(j)	137,000	98,632
Class J, 0.767% 10/15/20 (c)(j)	157,000	82,504
Class NHRO, 1.077% 10/15/20 (c)(j)	87,956	72,124
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	5,024,058
Series 2007-IQ13 Class A1, 5.05% 3/15/44	649,230	653,172
Series 2005-IQ9 Class X2, 1.0897% 7/15/56 (c)(j)(k)	17,246,513	101,166
Series 2007-HQ12 Class A2, 5.5934% 4/12/49 (j)	4,552,251	4,620,760
Series 2007-IQ14 Class B, 5.7248% 4/15/49 (j)	2,175,000	1,109,250
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,115,229	3,536,720
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.3871% 1/15/18 (c)(j)	$ 449,000	$ 430,928
Series 2006-WL7A:
Class E, 0.4653% 9/15/21 (c)(j)	491,000	423,771
Class F, 0.5253% 8/11/18 (c)(j)	661,000	563,386
Class G, 0.5453% 8/11/18 (c)(j)	626,000	504,290
Class J, 0.7853% 8/11/18 (c)(j)	139,000	92,111
Series 2007-WHL8:
Class AP2, 0.9871% 6/15/20 (c)(j)	53,945	47,472
Class F, 0.6671% 6/15/20 (c)(j)	1,046,000	774,040
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	455,048	457,540
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,080,783
Class A4, 5.305% 12/15/43	3,240,000	3,316,486
Class A5, 5.342% 12/15/43	3,796,000	3,996,814
Series 2007-C32 Class A2, 5.7381% 6/15/49 (j)	1,147,398	1,186,265
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,299,257
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	1,854,315
Series 2007-C31 Class C, 5.6934% 4/15/47 (j)	2,455,000	1,165,077
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $256,172,633)		248,058,153
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,200,000	1,196,232
California Gen. Oblig.:
7.5% 4/1/34	2,400,000	2,714,400
7.55% 4/1/39	2,560,000	2,929,562
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,914,752
5.665% 3/1/18	1,885,000	1,955,348
5.877% 3/1/19	1,755,000	1,803,912
TOTAL MUNICIPAL SECURITIES (Cost $12,672,301)		13,514,206
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
United Mexican States:
5.875% 1/15/14	$ 1,665,000	$ 1,844,820
6.05% 1/11/40	2,660,000	2,830,240
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,339,789)		4,675,060
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	374,500
Cash Equivalents - 8.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $317,121,000)	$ 317,121,486	317,121,000
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $4,054,453,033)	4,148,749,947
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(362,250,526)
NET ASSETS - 100%	$ 3,786,499,421
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000) (i)	Sept. 2037	1,862,745	(1,742,202)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000) (i)

	Sept. 2037	$ 1,614,379	$ (1,509,908)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750) (i)	Sept. 2037	931,372	(871,101)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375) (i)	Sept. 2037	1,924,836	(1,800,275)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $572,000) (i)	Sept. 2037	2,732,025	(2,555,229)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000) (i)

	Sept. 2037	$ 993,464	$ (929,174)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500) (i)	Sept. 2037	2,856,208	(2,671,375)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)	August 2034	87,253	(48,438)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)

	Feb. 2034	$ 4,841	$ (4,564)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (h)	Dec. 2034	245,904	(239,735)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	127,968	(127,147)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	427,179	(416,463)

	Expiration Date	Notional Amount	Value
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	85,742	(64,734)
TOTAL CREDIT DEFAULT SWAPS		$ 13,893,916	$ (12,980,345)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 80,966,000	$ 743,300
		$ 94,859,916	$ (12,237,045)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,659,172 or 5.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,711,235.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$317,121,000 due 7/01/11 at 0.06%
BNP Paribas Securities Corp.	$ 51,204,510
Barclays Capital, Inc.	9,893,940
Mizuho Securities USA, Inc.	153,613,530
UBS Securities LLC	102,409,020
$ 317,121,000
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 920,661,271	$ -	$ 920,661,271	$ -
U.S. Government and Government Agency Obligations	1,114,266,645	-	1,114,266,645	-
U.S. Government Agency - Mortgage Securities	1,367,522,444	-	1,367,522,444	-
Asset-Backed Securities	98,746,499	-	93,251,780	5,494,719
Collateralized Mortgage Obligations	63,810,169	-	62,792,306	1,017,863
Commercial Mortgage Securities	248,058,153	-	234,092,585	13,965,568
Municipal Securities	13,514,206	-	13,514,206	-
Foreign Government and Government Agency Obligations	4,675,060	-	4,675,060	-
Supranational Obligations	374,500	-	374,500	-
Cash Equivalents	317,121,000	-	317,121,000	-
Total Investments in Securities:	$ 4,148,749,947	$ -	$ 4,128,271,797	$ 20,478,150
Derivative Instruments:
Assets
Swap Agreements	$ 743,300	$ -	$ 743,300	$ -
Liabilities
Swap Agreements	$ (12,980,345)	$ -	$ (12,079,265)	$ (901,080)
Total Derivative Instruments:	$ (12,237,045)	$ -	$ (11,335,965)	$ (901,080)
Other Financial Instruments:
Forward Commitments	$ 423,606	$ -	$ 423,606	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,900,634
Total Realized Gain (Loss)	136,491
Total Unrealized Gain (Loss)	3,815,920
Cost of Purchases	188,238
Proceeds of Sales	(1,720,010)
Amortization/Accretion	(345,031)
Transfers in to Level 3	6,118,180
Transfers out of Level 3	(2,616,272)
Ending Balance	$ 20,478,150
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 3,713,039
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,102,753)
Total Unrealized Gain (Loss)	201,673
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (901,080)
Realized gain (loss) on Swap Agreements for the period	$ 13,339
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at June 30, 2011	$ 4,849

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements	$ -	$ (12,980,345)
Interest Rate Risk
Swap Agreements	743,300	-
Total Value of Derivatives (a)	$ 743,300	$ (12,980,345)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $317,121,000) - See accompanying schedule: Unaffiliated issuers (cost $4,054,453,033)		$ 4,148,749,947
Commitment to sell securities on a delayed delivery basis	$ (154,319,050)
Receivable for securities sold on a delayed delivery basis	154,742,656	423,606
Receivable for investments sold, regular delivery		87,950,072
Receivable for swap agreements		4,333
Interest receivable		25,313,103
Unrealized appreciation on swap agreements		743,300
Total assets		4,263,184,361

Liabilities
Payable to custodian bank	$ 11,288
Payable for investments purchased Regular delivery	102,432,141
Delayed delivery	331,184,225
Payable for swap agreements	170,830
Payable for fund shares redeemed	29,871,936
Distributions payable	10,424
Unrealized depreciation on swap agreements	12,980,345
Other payables and accrued expenses	23,751
Total liabilities		476,684,940

Net Assets		$ 3,786,499,421
Net Assets consist of:
Paid in capital		$ 3,672,538,802
Undistributed net investment income		13,752,206
Accumulated undistributed net realized gain (loss) on investments		16,829,647
Net unrealized appreciation (depreciation) on investments		83,378,766
Net Assets, for 35,546,158 shares outstanding		$ 3,786,499,421
Net Asset Value, offering price and redemption price per share ($3,786,499,421 ÷ 35,546,158 shares)		$ 106.52

Statement of Operations

	Six months ended June 30, 2011

Investment Income
Dividends		$ 72,440
Interest		69,262,352
Total income		69,334,792

Expenses
Custodian fees and expenses	$ 50,440
Independent trustees' compensation	6,764
Total expenses before reductions	57,204
Expense reductions	(6,887)	50,317
Net investment income (loss)		69,284,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,843,431
Swap agreements	(1,248,110)
Total net realized gain (loss)		18,595,321
Change in net unrealized appreciation (depreciation) on: Investment securities	30,960,224
Swap agreements	1,397,027
Delayed delivery commitments	2,358,661
Total change in net unrealized appreciation (depreciation)		34,715,912
Net gain (loss)		53,311,233
Net increase (decrease) in net assets resulting from operations		$ 122,595,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,284,475	$ 145,140,671
Net realized gain (loss)	18,595,321	143,042,754
Change in net unrealized appreciation (depreciation)	34,715,912	25,745,629
Net increase (decrease) in net assets resulting from operations	122,595,708	313,929,054
Distributions to shareholders from net investment income	(64,038,661)	(145,185,204)
Distributions to shareholders from net realized gain	(11,120,962)	(132,021,770)
Total distributions	(75,159,623)	(277,206,974)
Share transactions Proceeds from sales of shares	40,700,499	72,938,886
Reinvestment of distributions	75,159,623	277,206,974
Cost of shares redeemed	(134,887,817)	(586,003,407)
Net increase (decrease) in net assets resulting from share transactions	(19,027,695)	(235,857,547)
Total increase (decrease) in net assets	28,408,390	(199,135,467)

Net Assets
Beginning of period	3,758,091,031	3,957,226,498
End of period (including undistributed net investment income of $13,752,206 and undistributed net investment income of $8,506,392, respectively)	$ 3,786,499,421	$ 3,758,091,031
Other Information Shares
Sold	385,204	678,877
Issued in reinvestment of distributions	711,656	2,605,878
Redeemed	(1,280,081)	(5,416,725)
Net increase (decrease)	(183,221)	(2,131,970)

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2011	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.942	3.943	4.762	5.319	5.534	2.814
Net realized and unrealized gain (loss)	1.608	4.424	9.818	(7.583)	(.594)	3.132
Total from investment operations	3.550	8.367	14.580	(2.264)	4.940	5.946
Distributions from net investment income	(1.900)	(3.947)	(4.580)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(.310)	(3.760)	(.260)	(.220)	(.075)	(.100)
Total distributions	(2.210)	(7.707)	(4.840)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 106.52	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	3.31%	8.12%	15.71%	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions G	-% A	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-% A
Net investment income (loss)	3.70% A	3.65%	4.75%	5.35%	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,786,499	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	342% A	230%	141%	140%	137%	99% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.G Amount represents less than .01%.H For the period June 23, 2006 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financial transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,889,498
Gross unrealized depreciation	(40,654,037)
Net unrealized appreciation (depreciation) on securities and other investments	$ 99,235,461

Tax cost	$ 4,049,514,486

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,644,452)	$ 1,557,874
Interest Rate Risk
Swap Agreements	396,342	(160,847)
Totals (a)	$ (1,248,110)	$ 1,397,027

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $13,893,916 representing 0.37% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $154,952,550 and $156,013,064, respectively.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,764.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $123.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	13.1%
VIP Asset Manager: Growth Portfolio	1.0%
VIP Balanced Portfolio	11.8%
VIP Investment Grade Bond Portfolio	74.1%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2011, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2011 and for the year ended December 31, 2010, and the financial highlights for the six months ended June 30, 2011 and for each of the five years in the period ended December 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2011 and for the year ended December 31, 2010, and the financial highlights for the six months ended June 30, 2011, and for each of the five years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2011

Annual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011